Consolidated Balance Sheets - USD ($)	Mar. 31, 2016	Sep. 30, 2015	Sep. 30, 2014
Current assets:
Cash	$ 2,842,194	$ 9,070,975	$ 2,349,313
Accounts receivable	$ 504,857	20,000
Stock subscription receivable		4,280,149
Related party receivable	$ 43,187
Prepaid and other current assets	712,767	1,793,109	797,279
Total current assets	4,103,005	15,164,233	3,146,592
Property and equipment, net	17,358,388	17,759,938	8,009,564
Restricted cash	214,773	213,663	211,452
Deferred offering costs	2,272,408	960,563
Other assets	882,877	910,224	236,099
Total assets	24,831,451	35,008,621	11,603,707
Current liabilities:
Current portion of debt	760,013	742,646	725,706
Current portion of capital lease obligations	907,274	862,849	132,090
Current portion of stockholder notes	9,653,401	14,214,196	10,624,784
Accounts payable	14,416,288	11,563,055	3,101,445
Accrued expenses	6,403,971	5,924,648	2,560,279
Income taxes payable	1,854,629	1,754,629	1,564,411
Deferred revenue	1,979,576	1,979,576	1,501,416
Total current liabilities	35,975,152	37,041,599	20,210,131
Long-term debt	2,547,139	2,922,764	3,653,038
Capital lease obligations	810,122	1,219,373	$ 32,914
Stockholder notes		2,000,000
Deferred revenue	5,376,157	6,365,945	$ 6,313,342
Stock-based compensation liability		12,726,722	1,557,789
Other liabilities	591,128	284,710	283,700
Total liabilities	$ 45,299,698	$ 62,561,113	$ 32,050,914
Commitments (Note 9)
Redeemable preferred stock, common stock and noncontrolling interests:
Redeemable preferred stock
Redeemable common stock -1,739,130 shares issued and outstanding	$ 17,396,626	$ 15,426,673	$ 12,225,096
Redeemable noncontrolling interests		1,703,777	3,101,047
Total redeemable preferred stock, common stock and noncontrolling interests	17,396,626	27,321,311	$ 24,704,011
Stockholders' equity (deficit):
Series A preferred stock, par value $0.01 per share: 10,000,000 shares authorized, 11,819 shares issued and outstanding at March 31, 2016 (liquidation preference of $11,819,000 at March 31, 2016); No shares authorized, issued and outstanding at September 30, 2015	118
Common stock, no par value; 100,000,000 shares authorized; 7,670,783 and 9,436,294 shares issued and outstanding at September 30, 2014 and 2015, respectively; actual		$ 39,844,900
Additional paid-in capital	76,481,615
Accumulated deficit	(114,470,878)	$ (94,064,286)	$ (45,151,218)
Total Oncobiologics, Inc. stockholders' equity (deficit)	(37,864,873)	(54,219,386)	(45,151,218)
Non controlling interests		(654,417)
Total stockholders' equity (deficit)	(37,864,873)	(54,873,803)	(45,151,218)
Total liabilities, redeemable preferred stock, common stock, noncontrolling interests and stockholders' equity (deficit)	$ 24,831,451	35,008,621	11,603,707
Series A redeemable preferred stock
Redeemable preferred stock, common stock and noncontrolling interests:
Redeemable preferred stock		5,072,653	4,787,996
Series B redeemable preferred stock
Redeemable preferred stock, common stock and noncontrolling interests:
Redeemable preferred stock		$ 5,118,208	$ 4,589,872
Common Stock
Stockholders' equity (deficit):
Common stock, no par value; 100,000,000 shares authorized; 7,670,783 and 9,436,294 shares issued and outstanding at September 30, 2014 and 2015, respectively; actual	$ 124,272